Convertible loan (Details) ¥ in Thousands				12 Months Ended
	Nov. 30, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥) shares	Oct. 22, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 02, 2020	Oct. 31, 2020 $ / shares
Convertible Loan [Line Items]
Description Of Effective Closing Date		20 days after the third anniversary of October 22, 2020 (the “Closing Date”)
Long-term Debt [Member]
Convertible Loan [Line Items]
Interest Expense				¥ 35,000	¥ 5,516
Ningxia Fengyin Enterprise Management Consulting LLP [Member]
Convertible Loan [Line Items]
Percentage Of Subsidiary Equity Interest Pledged						100.00%
Yinchuan ChuanxiTechnology Co Ltd [Member]
Convertible Loan [Line Items]
Consideration		¥ 400,000
Date of acquisition agreement		Oct. 22, 2020
Accrued interest expenses				¥ 8,750	¥ 5,516
Convertible debt stated rate of interest			8.75%
Convertible debt instrument term			3 years
Yinchuan ChuanxiTechnology Co Ltd [Member] | Otov Alfa Holding Limited [Member] | Warrant [Member]
Convertible Loan [Line Items]
Interset payable on un released portion of the debt,quarterly		8.75%
Consideration,Warrant shares issued price to Otov Alfa Holding Limited | $ / shares							$ 0.000125
Consideration,Warrant shares issued to Otov Alfa Holding Limited | shares		320,036,576
Yinchuan ChuanxiTechnology Co Ltd [Member] | Ningxia Fengyin Enterprise Management Consulting LLP [Member]
Convertible Loan [Line Items]
Business combination consideration received in full			¥ 400,000
Business acquisition,Cash and cash equivalents acquired			400,000
Convertible debt received			¥ 400,000
Guangdong Huawen Industry Group Co Ltd [Member]
Convertible Loan [Line Items]
Transaction service fee	¥ 4,000